Trade receivables	12 Months Ended
Dec. 31, 2022
Disclosure of trade receivables [Abstract]
Trade receivables
11. Trade receivables

TCHF	December 31, 2022	December 31, 2021
Current receivables	1,548	1,506
Expected credit loss allowance	(227)	(204)

Total	1,321	1,302

Trade receivables do not bear interest and generally have maturities ranging from 30 and 90 days.
Expected credit loss allowance
The Group uses a provision matrix to estimate the expected credit losses from trade receivables outstanding at the end of the reporting period. The provision rates are based on days past due of customer invoices. The provision is initially based on the Group’s historical observed default rates. The Group calibrates the matrix to adjust the historical credit losses with forecasts on economic conditions or similar forecast data for the various geographical areas at each reporting date.

TCHF	2022	2021
Balance at beginning of year	(204)	—
Acquired through business combination	—	(126)
Impairment losses recognized	(23)	(78)

Balance at end of year	(227)	(204)